FINANCIAL INSTRUMENTS AND RISK (Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible debentures	$ 745,000	$ 1,387,624
Promissory note payable		1,780,822
Loans payable	1,263,055	1,537,930	$ 0
Loans from related parties	4,060,187	2,616,584	$ 1,340,650
Bonds payable	1,787,351	865,937
Lease liability	2,703,129	$ 3,657,296
Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,035,983
Interest payable	357,913
Convertible debentures	745,000
Loans payable	1,263,055
Loans from related parties	4,060,187
Bonds payable	1,787,351
Lease liability	2,703,129
Total	14,952,618
Contractual cash flows [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,035,983
Interest payable	357,913
Convertible debentures	745,000
Loans payable	1,263,055
Loans from related parties	4,060,187
Bonds payable	1,954,300
Lease liability	5,587,147
Total	18,003,585
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,035,983
Interest payable	357,913
Convertible debentures	745,000
Loans payable	1,263,055
Loans from related parties	4,060,187
Bonds payable	0
Lease liability	654,231
Total	11,116,369
1 - 3 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Convertible debentures	0
Loans payable	0
Loans from related parties	0
Bonds payable	1,954,300
Lease liability	1,801,543
Total	3,755,843
4 - 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Convertible debentures	0
Loans payable	0
Loans from related parties	0
Bonds payable	0
Lease liability	1,169,009
Total	1,169,009
After 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Convertible debentures	0
Loans payable	0
Loans from related parties	0
Bonds payable	0
Lease liability	1,962,364
Total	$ 1,962,364